Ally Master Owner Trust
Monthly Servicing Report
April 15, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of March 31, 2019

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,148,293,590.14	249,357	$40,697.85	88.04%
Used Auto	$555,721,877.96	29,196	$19,034.18	4.82%
Medium Duty Trucks	$17,754,527.99	438	$40,535.45	0.15%
Less Dealer Reserve	$1,214,672,737.59
Total	$9,507,097,258.50	278,991		93.02%

Ally Bank Retained Receivables
New Auto	$46,464,360.55	1,154	$40,263.74	0.40%
Used Auto	$717,276,517.83	33,307	$21,535.31	6.22%
Medium Duty Trucks	$163,668.00	3	$54,556.00	0.00%
DPP	$34,361,070.16	1,083	$31,727.67	0.30%
Other	$6,294,302.00	52	$121,044.27	0.05%
Total	$804,559,918.54	35,599		6.98%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,311,657,177.04	314,590		100.00%
Dealer Reserve	$1,214,672,737.59
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,526,329,914.63	314,590		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$8,749,597,723.30	1,013	75.91%
Limited	Eligible	$1,966,993,103.77	215	17.07%
Programmed	Eligible	$5,179,169.02	5	0.04%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$606,262,954.30	N/A	5.26%
Limited	Ineligible	$195,445,267.62	N/A	1.70%
Programmed	Ineligible	$2,851,696.62	N/A	0.02%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,526,329,914.63	1,233	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,797,827,224.33	218,871	67.65%
121-180 Days		$1,864,618,533.01	46,776	16.18%
181-270 Days		$1,274,944,196.48	32,673	11.06%
Over 270 Days		$588,939,960.81	16,270	5.11%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,526,329,914.63	314,590	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,373	23,603,742	74.47%
L…………………………………....	1,022	7,893,807	24.91%
P……………………………………	87	196,427	0.62%
N …………………………………..	—	—	—%
Total ……………………………….	4,482	31,693,977	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,398	23,538,242	74.86%
L…………………………………....	1,034	7,716,823	24.54%
P……………………………………	87	189,752	0.60%
N …………………………………..	—	—	—%
Total ……………………………….	4,519	31,444,817	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,474	23,843,523	76.18%
L…………………………………....	994	7,287,048	23.28%
P……………………………………	78	169,912	0.54%
N …………………………………..	—	—	—%
Total ……………………………….	4,546	31,300,483	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.